Leases - Weighted-average Lease Terms and Discount Rates (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted-average remaining lease term - finance leases	4 years 1 month 6 days	4 years 10 months 24 days
Weighted-average discount rate - finance leases	0.88%	1.08%
Weighted-average remaining lease term - operating leases	4 years 6 months	4 years 8 months 12 days
Weighted-average discount rate - operating leases	3.01%	3.25%